Disposal groups classified as held for sale (Details) € in Thousands	9 Months Ended
	Sep. 30, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)
Disposal groups classified as held for sale
Assets	€ 35,634,696	€ 35,754,114	€ 38,406,435
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	436,511
Legacy Portfolio Optimization program in U.S. health care service business | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 159,430
National Cardiovascular Partners | Care Delivery
Disposal groups classified as held for sale
Number of facilities providing outpatient cardiac catheterization and vascular laboratory services, in which company has ownership interests, to be sold | item	21
Legacy Portfolio Optimization program in Sub-Saharan Africa | Care Delivery
Disposal groups classified as held for sale
Number of renal dialysis clinics to be sold | item	51